UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 07274 )

Exact name of registrant as specified in charter:	Putnam New York Investment Grade Municipal
Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments:

Putnam New York Investment Grade Municipal Trust

The fund's portfolio
1/31/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (97.5%)(a)
		Principal
	Rating(RAT)	amount	Value

New York (93.1%)
Albany Cnty., Indl. Dev. Agcy. Rev. Bonds (Albany
College of Pharmacy), Ser. A, 5 3/8s, 12/1/24	BBB-	$300,000	$314,508
Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Charitable Leadership), Ser. A , 6s, 7/1/19	Baa3	250,000	263,965
Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Arnot Ogden Med. Ctr.), 5s, 11/1/34	A3	500,000	512,025
Dutchess Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Bard College), 5 3/4s, 8/1/30	A3	700,000	748,923
Geneva, Indl. Dev. Agcy. Rev. Bonds (Hobart & William
Smith), Ser. A, 5 3/8s, 2/1/33	A	500,000	531,095
Hempstead, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Hofstra U.), 5 1/4s, 7/1/16	A	395,000	415,350
Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A
5s, 2/15/47	A	250,000	261,228
MBIA, 4 1/2s, 2/15/47	Aaa	100,000	98,537
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds,
Ser. A
5 1/4s, 12/1/26 (Prerefunded)	AAA	750,000	772,755
AMBAC, 5s, 9/1/29 (SEG)	Aaa	2,000,000	2,104,120
Madison Cnty., Indl. Dev. Agcy. Rev. Bonds (Colgate
U.), Ser. A, 5s, 7/1/23	Aa3	1,000,000	1,052,520
Metro. Trans. Auth. Rev. Bonds, Ser. A
FSA, 5s, 11/15/30	Aaa	1,000,000	1,043,210
5s, 11/15/22	A2	1,000,000	1,060,250
Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. B,
MBIA, 5s, 11/15/25	AAA	600,000	641,106
Metro. Trans. Auth. Svc. Contract Rev. Bonds
(Trans. Fac.), Ser. O, 5 3/4s, 7/1/13 (Prerefunded)	AAA	500,000	535,005
Ser. A , MBIA, 5 1/2s, 1/1/20	Aaa	1,000,000	1,082,330
Monroe Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Highland Hosp. Rochester), 5s, 8/1/25	Baa1	250,000	256,430
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds,
Ser. A-2, zero %, 6/1/26	BBB	250,000	229,300
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. C,
5 5/8s, 11/15/24	Baa2	450,000	476,744
NY City, G.O. Bonds
AMBAC, 6.05s, 9/1/11	Aaa	400,000	400,788
Ser. B, 5 3/4s, 8/1/16	AA-	1,000,000	1,089,590
Ser. B, U.S. Govt. Coll., 5 1/2s, 12/1/31 (Prerefunded)	AAA	1,000,000	1,078,320
Ser. G, 5 1/4s, 8/1/16	AA-	625,000	682,056
Ser. M, 5s, 4/1/24	AA-	500,000	524,885
Ser. F-1, XLCA, 5s, 9/1/22	Aaa	1,000,000	1,057,800
Ser. J/J-1, 5s, 6/1/21	AA-	250,000	264,885
Ser. I-1, 5s, 4/1/19	AA-	125,000	132,725
NY City, City Transitional Fin. Auth. VRDN (NYC
Recovery), Ser. 3, 3.7s, 11/1/22	VMIG1	100,000	100,000
NY City, Hlth. & Hosp. Corp. Rev. Bonds (Hlth. Syst.),
Ser. A , 5 3/8s, 2/15/26	A2	300,000	311,553
NY City, Indl. Dev. Agcy. Rev. Bonds
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	BBB-	750,000	758,288
(Yankee Stadium - Pilot), FGIC, 5s, 3/1/31	Aaa	250,000	264,410
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/21	Aaa	150,000	160,515
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	B2	345,000	359,911
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30	BB+	150,000	156,455
(St. Francis College), 5s, 10/1/34	A-	250,000	256,378
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	Baa3	700,000	727,664
NY City, Indl. Dev. Agcy. Special Fac. FRN (Terminal
One Group Assn.), 5 1/2s, 1/1/17	A3	600,000	650,010
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser.
G, FSA, 5s, 6/15/34	Aaa	500,000	517,175
NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco
Settlement), 5 3/4s, 6/1/43	BBB	1,000,000	1,048,750
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco
Settlement), 6s, 6/1/43	BBB	300,000	324,501
NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s,
6/1/38	BBB	250,000	252,868
NY State Dorm. Auth. Rev. Bonds
(State U. Edl. Fac.), Ser. A, 7 1/2s, 5/15/13	AA-	875,000	1,039,185
(Mount Sinai Hlth.), Ser. A, 6 1/2s, 7/1/25	BBB	250,000	269,310

(Mental Hlth.), Ser. A, 5 3/4s, 2/15/27 (Prerefunded)	AA-	45,000	45,925
(Mental Hlth.), Ser. A, 5 3/4s, 2/15/27	AA-	25,000	25,539
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	450,000	474,269
(North Shore Long Island Jewish Group), 5 3/8s, 5/1/23	A3	600,000	635,262
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s,
7/1/19	Aaa	150,000	167,102
(NY Methodist Hosp.), 5 1/4s, 7/1/17	A3	300,000	318,486
(Lenox Hill Hosp. Oblig. Group), 5 1/4s, 7/1/08	Ba2	250,000	253,570
(Rochester U.), Ser. A, 5s, 7/1/34	A1	500,000	520,045
(NYU), Ser. A, FGIC, 5s, 7/1/29	Aaa	1,000,000	1,054,980
Ser. A, FGIC-TCRS, 5s, 3/15/27 (Prerefunded)	Aaa	1,000,000	1,067,660
Ser. A, MBIA, 5s, 10/1/25	Aaa	750,000	798,413
(Dept. of Hlth.), Ser. 2, FGIC, 5s, 7/1/22	Aaa	1,000,000	1,053,680
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	Ba2	200,000	206,506
NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm.
Facs.), Ser. A, MBIA, 5s, 7/1/24	Aaa	1,000,000	1,061,950
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Education), Ser. A, 5s, 3/15/23	AAA	250,000	266,758
NY State Energy Research & Dev. Auth. Fac. Mandatory
Put Bonds, 4.7s, 10/1/12	A1	500,000	500,265
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	400,000	408,736
NY State Env. Fac. Corp. Rev. Bonds, 5s, 6/15/32	Aaa	250,000	262,188
NY State Env. Fac. Corp. Poll. Control Rev. Bonds
(State Wtr. Revolving Fund), Ser. A, 7 1/2s, 6/15/12	Aaa	100,000	105,456
NY State Hwy. Auth. Rev. Bonds (Hwy. & Bridge Trust
Fund), Ser. B, FGIC, 5s, 4/1/17	AAA	250,000	268,883
NY State Pwr. Auth. Rev. Bonds
5s, 11/15/20	Aa2	750,000	790,283
Ser. A, FGIC, 5s, 11/15/17	Aaa	500,000	538,210
NY State Thruway Auth. Rev. Bonds (Hwy. & Bridge Trust
Fund), Ser. B, AMBAC, 5s, 4/1/23	Aaa	1,140,000	1,214,066
NY State Urban Dev. Corp. Rev. Bonds (Personal Income
Tax), Ser. C-1, 5s, 3/15/33 (Prerefunded)	AAA	1,000,000	1,067,660
Port Auth. NY & NJ Cons. Rev. Bonds, Ser. 124, 5s,
8/1/31	AA-	1,000,000	1,015,330
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A,
MBIA, 5s, 10/15/25	Aaa	1,425,000	1,507,850
Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Saratoga Hosp.), Ser. A, 5s, 12/1/13	BBB+	100,000	103,795
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Huntington Hosp.), Ser. B, 5 7/8s, 11/1/32	Baa1	500,000	528,695
Tobacco Settlement Asset Securitization Corp., Inc.
of NY Rev. Bonds, Ser. 1, 5s, 6/1/26	BBB	500,000	512,705
Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-1,
5 1/2s, 6/1/18	AA-	1,000,000	1,073,690
Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. A
5s, 1/1/32 (Prerefunded)	AAA	845,000	893,064
5s, 1/1/32	Aa2	155,000	160,231
Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev.
Bonds (Guiding Eyes for the Blind), 5 3/8s, 8/1/24	BBB+	165,000	173,705
Westchester, Tobacco Asset Securitization Corp. Rev.
Bonds, 5 1/8s, 6/1/38	BBB	500,000	509,975
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St.
John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B+	250,000	268,373
			44,680,728

Puerto Rico (4.4%)
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/13	BBB	125,000	131,629
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. X, 5 1/2s, 7/1/15	BBB+	50,000	54,747
Ser. K, 5s, 7/1/17	BBB+	500,000	528,065
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. I, 5 1/4s, 7/1/29	BBB	250,000	265,568
PR Elec. Pwr. Auth. Rev. Bonds, Ser. LL, MBIA, 5 1/2s,
7/1/17	Aaa	750,000	850,433
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	250,000	272,067
			2,102,509

TOTAL INVESTMENTS

Total investments (cost $45,047,054) (b)			$46,783,237

FUTURES CONTRACTS OUTSTANDING at 1/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Long)	14	$1,494,500	Mar-07	$(29,370)

NOTES

(a) Percentages indicated are based on net assets of $47,962,749.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(b) The aggregate identified cost on a tax basis is $45,047,054, resulting in gross unrealized appreciation and depreciation of $1,761,797 and $25,614, respectively, or net unrealized appreciation of $1,736,183.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2007.

At January 31, 2007, liquid assets totaling $1,494,500 have been designated as collateral for open futures contracts.

The rates shown on VRDN, Mandatory Put Bonds and Floating Rate Notes (FRN) are the current interest rates at January 31, 2007.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at January 31, 2007 (as a percentage of net assets):
Utilities	16.4%
Education	13.5
Transportation	11.1
The fund had the following insurance concentration greater than 10% at January 31, 2007 (as a percentage of net assets):
MBIA	12.6%

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Investment Grade Municipal Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: March 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 28, 2007